SUPPLY CHAIN FINANCE PROGRAM (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Changes in SCF Obligations
The changes in SCF obligations are as follows:

(In millions)	SCF Obligations
Balance at January 1, 2024	$369
Invoices confirmed during the period	1,424
Invoices paid during the period	(1,389)
Translation	(6)
Balance at December 31, 2024	398
Invoices confirmed during the period	1,728
Invoices paid during the period	(1,583)
Balance at December 31, 2025	$543